December 16, 2019

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Institutional International Funds, Inc. (“Registrant”)
consisting of the following classes:
 T. Rowe Price Global Value Equity Fund

  T. Rowe Price Global Value Equity Fund—I Class

File Nos.: 003-29697/811-5833

Dear Mr. O’Connell:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 84 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the fund’s name change, share class changes, and fee updates.

We have not yet obtained a NASDAQ ticker symbol for the Investor Class, however, once it has been received, it will be added to the front cover of the prospectus and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new class.

The filing is scheduled to go effective on March 1, 2020.

If you have any questions about this filing, please give me a call at 410-577-4847.

Sincerely,

/s/Seba Kurian
Seba Kurian
Vice President and Senior Legal Counsel, T, Rowe Price Associates, Inc.